SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES (Details)	Dec. 31, 2020 USD ($)
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	$ 5,619,067,000
Amount shown in the Balance Sheet	6,313,700,000
U.S. government and agencies
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	134,490,000
Fair value (if applicable)	144,905,000
Amount shown in the Balance Sheet	144,905,000
Municipal
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	402,728,000
Fair value (if applicable)	544,553,000
Amount shown in the Balance Sheet	544,553,000
Foreign government
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	67,435,000
Fair value (if applicable)	72,087,000
Amount shown in the Balance Sheet	72,087,000
Public utilities
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	683,019,000
Fair value (if applicable)	789,742,000
Amount shown in the Balance Sheet	789,742,000
All other corporate bonds
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	3,002,491,000
Fair value (if applicable)	3,363,985,000
Amount shown in the Balance Sheet	3,363,985,000
MBS
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	3,329,000
Fair value (if applicable)	3,602,000
Amount shown in the Balance Sheet	3,602,000
Fixed income securities
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	4,293,492,000
Fair value (if applicable)	4,918,874,000
Amount shown in the Balance Sheet	4,918,874,000
Public utilities
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	4,299,000
Fair value (if applicable)	5,794,000
Amount shown in the Balance Sheet	5,794,000
Banks, trusts and insurance companies
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	19,835,000
Fair value (if applicable)	27,477,000
Amount shown in the Balance Sheet	27,477,000
Industrial, miscellaneous and all other
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	156,462,000
Fair value (if applicable)	215,930,000
Amount shown in the Balance Sheet	215,930,000
Nonredeemable preferred stocks
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	1,665,000
Fair value (if applicable)	2,236,000
Amount shown in the Balance Sheet	2,236,000
Equity securities
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	182,261,000
Fair value (if applicable)	251,437,000
Amount shown in the Balance Sheet	251,437,000
Mortgage loans
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	621,702,000
Fair value (if applicable)	660,862,000
Amount shown in the Balance Sheet	621,702,000
Policy loans
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	37,294,000
Amount shown in the Balance Sheet	37,294,000
Derivatives
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	8,097,000
Fair value (if applicable)	8,097,000
Amount shown in the Balance Sheet	8,097,000
Limited partnership interests
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	343,251,000
Amount shown in the Balance Sheet	343,251,000
Short-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	132,970,000
Fair value (if applicable)	133,045,000
Amount shown in the Balance Sheet	133,045,000
Real estate acquired in satisfaction of debt
Summary of Investments Other Than Investments in Related Parties
Cost/ amortized cost	0
Amount shown in the Balance Sheet	$ 0